SLM Student Loan Trust 2009-2
Quarterly Servicing Report

Distribution Date	10/26/2009
Collection Period	07/01/2009 - 9/30/2009

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Master Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2009-2 Deal Parameters

	Student Loan Portfolio Characteristics			6/30/2009	Activity	9/30/2009
A	i	Portfolio Balance		$1,978,851,147.29	($16,310,175.72)	$1,962,540,971.57
	ii	Interest to be Capitalized		10,407,844.84		10,415,063.09

	iii	Total Pool		$1,989,258,992.13		$1,972,956,034.66
	iv	Capitalized Interest		122,000,000.00		122,000,000.00
	vi	Specified Reserve Account Balance		4,973,147.48		4,932,390.09

	vii	Total Adjusted Pool		$$2,116,232,139.61		$2,099,888,424.75

B	i	Weighted Average Coupon (WAC)		5.699%		5.689%
	ii	Weighted Average Remaining Term		248.51		247.09
	iii	Number of Loans		118,040		117,078
	iv	Number of Borrowers		72,333		71,702
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$210,648		$209,923
	vi	Aggregate Outstanding Principal Balance - T-Bill		$276,385,934		$273,658,380
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$1,712,662,410		$1,699,087,731
	viii	Pool Factor		0.992213523		0.984081844

					% of O/S		% of O/S
	Notes		Spread	Balance 07/27/2009	Securities	Balance 10/26/2009	Securities

C	i	A Notes 78445NAA6	2.25%	$1,835,704,607.90	100.000%	$1,819,599,381.74	100.000%

		Total Notes		$1,835,704,607.90	100.000%	$1,819,599,381.74	100.000%

	Reserve Account			7/27/2009		10/26/2009
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$5,012,175.00		$5,012,175.00
	iii	Specified Reserve Acct Balance ($)		$4,973,147.48		$4,932,390.09
	iv	Reserve Account Floor Balance ($)		$3,007,305.00		$3,007,305.00

	v	Current Reserve Acct Balance ($)		$4,973,147.48		$4,932,390.09

	Other Accounts			7/27/2009		10/26/2009
E	i	Supplemental Loan Purchase Account		$0.00		$0.00
	iii	Capitalized Interest Account		$122,000,000.00		$122,000,000.00
	iv	Floor Income Rebate Account		$5,359,872.30		$7,214,852.66

	Asset/Liability			7/27/2009		10/26/2009
F	i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acct		$2,116,232,139.61		$2,099,888,424.75
	ii	Total Outstanding Balance Notes		$1,835,704,607.90		$1,819,599,381.74
	iii	Difference		$280,527,531.71		$280,289,043.01
	iv	Parity Ratio		1.15282		1.15404

II. 2009-1 Transactions from:	7/1/2009	through:	9/30/2009

A	Student Loan Principal Activity
	i	Regular Principal Collections	$24,649,323.11
	ii	Principal Collections from Guarantor	2,968,965.63
	iii	Principal Reimbursements	32,709.53
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$27,650,998.27

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$3,016.35
	ii	Capitalized Interest	(11,343,838.90)

	iii	Total Non-Cash Principal Activity	$(11,340,822.55)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$16,310,175.72

E	Student Loan Interest Activity
	i	Regular Interest Collections	$13,126,809.20
	ii	Interest Claims Received from Guarantors	50,964.23
	iii	Collection Fees/Returned Items	643.73
	iv	Late Fee Reimbursements	191,340.85
	v	Interest Reimbursements	16,287.15
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	56,366.07
	viii	Subsidy Payments	1,863,514.63

	ix	Total Interest Collections	$15,305,925.86

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(982.20)
	ii	Capitalized Interest	11,343,838.90

	iii	Total Non-Cash Interest Adjustments	$11,342,856.70

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$26,648,782.56

I	Non-Reimbursable Losses During Collection Period		$175.63

J	Cumulative Non-Reimbursable Losses to Date		$175.63

III. 2009-2 Collection Account Activity	7/1/2009	through	9/30/2009

A	Principal Collections
	i	Principal Payments Received	$18,012,420.22
	ii	Consolidation Principal Payments	9,605,868.52
	iii	Reimbursements by Seller	311.55
	iv	Borrower Benefits Reimbursements	10,329.16
	v	Reimbursements by Servicer	11,057.32
	vi	Re-purchased Principal	11,011.50

	vii	Total Principal Collections	$27,650,998.27

B	Interest Collections
	i	Interest Payments Received	$14,979,123.34
	ii	Consolidation Interest Payments	118,530.79
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	15,924.58
	vi	Re-purchased Interest	362.57
	vii	Collection Fees/Return Items	643.73
	viii	Late Fees	191,340.85

	ix	Total Interest Collections	$15,305,925.86

C	Other Reimbursements		$617,811.81

D	Reserves in Excess of the Requirement		$40,757.39

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$81,124.52

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

K	Funds Released from Capitalized Interest Account		$0.00

L	Initial Deposit to the Collection Account		$0.00

M	TOTAL AVAILABLE FUNDS		$43,696,617.85
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(1,645,847.49)
		Floor Income Rebate Fees to Dept. of Education	$(5,381,822.36)
		Consolidation Loan Rebate Fees to Dept. of Education	$(5,092,171.91)
		Funds Allocated to the Floor Income Rebate Account	$(7,214,852.66)
		Funds Released from the Floor Income Rebate Account	$5,359,872.30

N	NET AVAILABLE FUNDS		$29,721,795.73

O	Servicing Fees Due for Current Period		$818,472.01

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$838,472.01

IV. 2009-2	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	6/30/2009	9/30/2009	6/30/2009	9/30/2009	6/30/2009	9/30/2009	6/30/2009	9/30/2009	6/30/2009	9/30/2009

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	9.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	5.505%	5.495%	73,454	72,437	62.228%	61.871%	$1,119,575,734.98	$1,111,811,422.79	56.577%	56.652%
31-60 Days Delinquent	6.237%	6.235%	4,501	4,224	3.813%	3.608%	77,496,467.15	74,604,428.17	3.916%	3.801%
61-90 Days Delinquent	6.421%	6.555%	2,388	2,161	2.023%	1,846%	39,933,857.43	36,770,927.96	2.018%	1.874%
91-120 Days Delinquent	6.450%	6.406%	1,227	1,250	1.039%	1.068%	21,273,895.08	20,261,117.02	1.075%	1.032%
> 120 Days Delinquent	6.483%	6.429%	3,878	4,335	3.285%	3.703%	66,642,327.92	71,024,632.77	3.368%	3.619%

Deferment
Current	5.637%	5.672%	20,171	20,249	17.088%	17.295%	368,076,837.82	359,863,468.72	18.601%	18.337%

Forbearance
Current	6.049%	6.967%	12,358	11,906	10.469%	10.169%	283,940,415.35	279,242,853.25	14.349%	14.229%

TOTAL REPAYMENT	5.698%	5.686%	117,538	116,562	99.947%	99.559%	$1,976,939,535.73	$1,953,578,850.68	99.903%	99.543%

Claims in Process (1)	6.642%	6.341%	63	515	0.000%	0.440%	$1,911,611.56	$8,954,329.68	0.000%	0.456%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	5.699%	5.689%	118,040	117,078	100.000%	100.000%	$1,978,851,147.29	$1,962,540,971.57	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2009-2	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$25,272,502.10

B	Interest Subsidy Payments Accrued During Collection Period	2,282,129.92

C	Special Allowance Payments Accrued During Collection Period	21,456

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	81,124.52

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$27,657,223.10

VI. 2009-1	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A Interest Rate	0.006960868	07/27/2009 - 10/26/2009	1 NY Business Day	2.75375%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VII. 2009-2	Inputs From Prior Period	6/30/2009

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$1,978,851,147.29
	ii	Interest To Be Capitalized	10,407,844.84

	iii	Total Pool	$1,989,258,992.13
	iv	Capitalized Interest	122,000,000.00
	vi	Specified Reserve Account Balance	4,973,147.48

	vii	Total Adjusted Pool	$2,116,232,139.61

B	Total Note Factor		0.994884737
C	Total Note Balance		$1,835,704,607.90

D	Note Balance 7/27/2009		Class A

	i	Current Factor	0.994884737
	ii	Expected Note Balance	$1,835,704,607.90

	iii	Note Principal Shortfall	$0.00
	iv	Interest Shortfall	$0.00
	v	Interest Carryover	$0.00

E	Reserve Account Balance	$4,973,147.48
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

VIII. 2009-2            Waterfall for Distributions

			Remaining
			Funds Balance
A	Total Available Funds ( Section III-N )	$29,721,795.73	$29,721,795.73

B	Primary Servicing Fees - Current Month	$818,472.01	$28,903,323.72

C	Administration Fee	$20,000.00	$28,883,323.72

D	Class A Noteholders’ Interest Distribution Amounts	$12,778,097.56	$16,105,226.16

F	Class A Noteholders’ Principal Distribution Amounts	$16,105,226.16	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$0.00

I	Carryover Servicing Fees	$0.00	$0.00

J	Excess to Certificateholder	$0.00	$0.00

IX. 2009-2           Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$4,973,147.48
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$4,973,147.48
	iv	Required Reserve Account Balance	$4,932,390.09
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$40,757.39
	vii	Ending Reserve Account Balance	$4,932,390.09

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		5/5/2009
	i	Beginning Balance	$0.00
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		1/25/2012
	i	Beginning Balance	$122,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$122,000,000.00

E	Floor Income Rebate Account
	i	Beginning Balance	$5,359,872.30
	ii	Deposits for the Period	$7,214,852.66
	iii	Release to Collection Account	$(5,359,872.30)

	iv	Ending Balance	$7,214,852.66

XI. 2009-2            Distributions

A	Distribution Amounts		Class A
	i	Quarterly Interest Due	$12,778,097.56
	ii	Quarterly Interest Paid	12,778,097.56
	iii	Interest Shortfall	$0.00

	vii	Quarterly Principal Due	$18,252,068.31
	viii	Quarterly Principal Paid	16,105,226.16
	ix	Quarterly Principal Shortfall	$2,146,842.15

	x	Total Distribution Amount	$28,883,323.72

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/09	$1,835,704,607.90
	ii	Adjusted Pool Balance	9/30/09	2,099,888,424.75
	iii	Overcollateralization Percentage		115.54%

	iv	Principal Distribution Amount (i - ii / iii)		$18,252,068.31

	v	Principal Distribution Amount Paid		$16,105,226.16

	vi	Principal Shortfall (iv - v)		$2,146,842.15

C		Total Principal Distribution		$16,105,226.16
D		Total Interest Distribution		12,778,097.56

E		Total Cash Distributions		$28,883,323.72

F					Paydown
	Note Balances			7/21/2009	Factor	10/26/2009
	i	A Note Balance	78445NAA6	$1,835,704,607.90		$1,819,599,381.74
		A Note Pool Factor		0.994884737	0.008728443	0.986156293

XI. 2009-2            Historical Pool Information

			7/1/09 - 9/30/09	4/21/09 - 6/30/09

Beginning Student Loan Portfolio Balance			$1,978,851,147.29	$1,965,903,978.17

	Student Loan Principal Activity
	i	Regular Principal Collections	$24,649,323.11	$13,616,535.04
	ii	Principal Collections from Guarantor	2,968,965.63	849,211.47
	iii	Principal Reimbursements	32,709.53	5,859.58
	iv	Other System Adjustments	0.00	0.00

	v	Total Principal Collections	$27,650,998.27	$14,471,606.09
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$3,016.35	$7,531.09
	ii	Capitalized Interest	(11,343,838.90)	(10,050,293.05)

	iii	Total Non-Cash Principal Activity	$(11,340,822.55)	$(10,042,761.96)

	Student Loan Principal Purchases		$0.00	$(17,376,013.25)

(-)	Total Student Loan Principal Activity		$16,310,175.72	$(12,947,169.12)

	Student Loan Interest Activity
	i	Regular Interest Collections	$13,126,809.20	$10,627,889.52
	ii	Interest Claims Received from Guarantors	50,964.23	13,427.35
	iii	Collection Fees/Returned Items	643.73	264.92
	iv	Late Fee Reimbursements	191,340.85	152,231.70
	v	Interest Reimbursements	16,287.15	1.33
	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	56,366.07	0.00
	viii	Subsidy Payments	1,863,514.63	0.00

	ix	Total Interest Collections	$15,305,925.86	$10,793,814.82

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(982.20)	$(834.83)
	ii	Capitalized Interest	11,343,838.90	10,050,293.05

	iii	Total Non-Cash Interest Adjustments	$11,342,856.70	$10,049,458.22)

	Student Loan Interest Purchases		$0.00	$(117,585.50)

	Total Student Loan Interest Activity		$26,648,782.56	$20,725,687.54

(=)	Ending Student Loan Portfolio Balance		$1,962,540,971.57	$1,978,851,147.29

(+)	Interest to be Capitalized		$10,415,063.09	$10,407,844.84

(=)	TOTAL POOL		$1,972,956,034.66	$1,989,258,992.13

(+)	Capitalized Interest		$122,000,000.00	$122,000,000.00

(+)	Reserve Account Balance		$4,932,390.09	$4,973,147.48

(=)	Total Adjusted Pool		$2,099,888,424.75	$2,116,232,139.61

XII. 2009-2	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Jul-09	$ 1,989,258,992	0.47%

Oct-09	$ 1,972,956,035	0.44%
* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.